Annual Notice of Securities Sold Pursuant to Rule 24F-2

                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.


  1.        Name and address of issuer:
                 Flag Investors International Fund, Inc.
                 One South Street
                 Baltimore, MD  21202
  _________________________________________________________________

  2.        The name of each series or class of securities for which
            this Form is filed (If the Form    is being filed for all
            series and classes of securities of the issuer, check the box but do not list series or classes): [X]

  _________________________________________________________________

  3.        Investment Company Act File Number:  811-4827

            Securities Act File Number:  33-8479

  _________________________________________________________________

  4(a).     Last day of fiscal year for which this Form is filed:
            October 31, 1997

  _________________________________________________________________

  4(b).     [ ] Check box if this Form is being filed late
            (i.e.,more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

  _________________________________________________________________

  4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

  _________________________________________________________________








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  5.   Calculation of registration fee: (see attached Schedule A)

       (i)   Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):                  $   0
                                                                         _____

       (ii)  Aggregate price of securities redeemed or
             repurchased during the fiscal year:        $2,414,563.00
                                                        _____________

       (iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:                                    $       0*
                                                           ___________
             *All shares repurchased or redeemed in fiscal years ended October 31, 1995 and October 31,
             1996 were prepaid and are included in Item 6.

       (iv)  Total available redemption credits {add
             Items 5(ii) and 5(iii)}:                           -$2,414,563.00
                                                                ______________

       (v) Net sales -- if Item 5(i) is greater than Item --5(iv) {subtract Item 5(iv) from
             Item 5(i)}:                                           $__________

       (vi)  Redemption credits available for use in
             future years                               $(2,414,563.00)
                                                        _______________
             --if Item 5(i) is less than Item 5(iv)
             {subtract Item 5(iv) from Item 5(i)}:

       (vii) Multiplier for determining registration fee (See
             Instruction C.9):                                       x .000295
                                                                    __________

       (viii) Registration fee due {multiply Item 5(v) by Item
              5(vii)} (enter "0" if no fee is due):                      =$  0
                                                                    __________

  _________________________________________________________________
















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  6.   Prepaid shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       99,112 shares @ $1,493,894.29 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       3,018,978 shares @ $30,753,733.24

  _________________________________________________________________

  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
       Instruction D):
                                                    +$__________

  _________________________________________________________________

  8.   Total of the amount of the registration fee due plus any
       interest due {line 5(viii) plus line 7}:
                                                    =$        0
                                                     _______________

  _________________________________________________________________

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                           [ ] Wire Transfer
                           [ ] Mail or other means

  _________________________________________________________________

                           SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*
                      /s/ Joseph A. Finelli
                      Joseph A. Finelli, Chief Financial Officer


  Date January 15,1998

* Please print the name and title of the signing officer below the signature.






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
                                    FLAG INVESTORS INTERNATIONAL FUND, INC.
                                                  SCHEDULE A

    Shares Sold     Aggregate Sales    Reinvested         Reinvestment     Shares Redeemed      Aggregate
                       Price*           Dividends            Value                             Redemption
                                                                                                 Price

      83,957        $1,270,815.29          15,155           $223,079           155,119          $2,414,563

    * Aggregate Sales Price includes $12,083.29 in front-end sales commissions.

    Carry forward from prior years = 3,118,090 shares @ $32,247,627.53. 1997 Sales = 99,112 shares @ $1,493,894.29.

    By offsetting the Fund's sales in fiscal year 1997 (99,112 shares @ $1,493,894.29) with credits for registrations of prior net redemptions (3,118,090 shares @ $32,247,627.53), no shares were sold pursuant to
    Rule 24f-2 in the fiscal year ended October 31, 1997.  Accordingly, no fee is due.







































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